Significant Accounting Policies - Accounting for Special Survey and Drydocking Costs (Details)	12 Months Ended
Dec. 31, 2020
Vessels
Accounting for Special Survey and Drydocking Costs
Deferral and amortization period of survey and drydocking costs	2 years 6 months